The Fixed
                                 And Variable Annuity

                                            issued by

 FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               (formerly, First Cova Variable Annuity
                                         Account One)

                                                  and

            FIRST METLIFE INVESTORS INSURANCE COMPANY

        (formerly, First Cova Life Insurance Company)



This prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors Insurance Company (First MetLife Investors, we or us).

The annuity contract has 20 investment choices -- a fixed account which offers an interest rate which is guaranteed by First MetLife Investors, and 19 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:
     Franklin Small Cap Fund
     Franklin Large Cap Growth Securities Fund
     Templeton Global Income Securities Fund
     Templeton International Securities Fund
     Templeton Growth Securities Fund

Met Investors Series Trust (Class B):
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     PIMCO Money Market Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the First MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 21 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2001

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     2

  SUMMARY                                                    3

  FEE TABLE                                                  5

  EXAMPLES                                                   8

  1. THE ANNUITY CONTRACT                                   10

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    10
     Annuity Date                                           10
     Annuity Payments                                       10
     Annuity Options                                        11

  3. PURCHASE                                               11
     Purchase Payments                                      11
     Allocation of Purchase Payments                        11
     Free Look                                              11
     Accumulation Units                                     12

  4. INVESTMENT OPTIONS                                     12
     Transfers                                              13
     Dollar Cost Averaging Program                          14
     Automatic Rebalancing Program                          14
     Voting Rights                                          14
     Substitution                                           14

  5. EXPENSES                                               15
     Insurance Charges                                      15
     Contract Maintenance Charge                            15
     Withdrawal Charge                                      15
     Transfer Fee                                           16
     Income Taxes                                           16
     Investment Portfolio Expenses                          16

  6. TAXES                                                  16
     Annuity Contracts in General                           16
     Qualified and Non-Qualified Contracts                  16
     Withdrawals - Non-Qualified Contracts                  17
     Withdrawals - Qualified Contracts                      17
     Taxation of Death Benefits                             17
     Diversification                                        18

  7. ACCESS TO YOUR MONEY                                   18
     Systematic Withdrawal Program                          18
     Suspension of Payments or Transfers                    18

  8. PERFORMANCE                                            19

  9. DEATH BENEFIT                                          19
     Upon Your Death                                        19
     Death of Annuitant                                     20

10. OTHER INFORMATION                                       20
     First MetLife Investors                                20
     The Separate Account                                   20
     Distributor                                            21
     Ownership                                              21
     Beneficiary                                            21
     Assignment                                             21
     Financial Statements                                   21

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION                                   21

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase                                          10
Accumulation Unit                                           12
Annuitant                                                   10
Annuity Date                                                10
Annuity Options                                             11
Annuity Payments                                            10
Annuity Unit                                                12
Beneficiary                                                 21
Fixed Account                                               10
Income Phase                                                10
Investment Portfolios                                       12
Joint Owner                                                 21
Non-Qualified                                               17
Owner                                                       21
Purchase Payment                                            11
Qualified                                                   17
Tax Deferral                                                16

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1.   THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First MetLife Investors is a contract between you, the owner, and First MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 19 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First MetLife Investors. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First MetLife Investors.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2.   ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3.   HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4.   INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5.   EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year First MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o First MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, First MetLife Investors may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First MetLife Investors has had a purchase payment for seven years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from .75% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.


6.   TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.


7.   ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


8.   DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.


9.   OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o First MetLife Investors will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.


10. INQUIRIES:

If you need more information about buying a contract, please contact us at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses

Withdrawal Charge (see Note 1 on page 9)
     (as a percentage of purchase payments)


Years Since Payment                      Charge
----------------------                  ---------
          1                                 7%
          2                                 6%
          3                                 5%
          4                                 4%
          5                                 3%
          6                                 2%
          7                                 1%
          8+                                0%

The revised Withdrawal Charge schedule shown here is effective as of May 1, 2000 for all contracts, including existing contracts.

Transfer Fee (see Note 2 on page 9)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 on page 9)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Premium                       1.25%
Administrative Expense Charge                             .15%
                                                      --------
Total Separate Account Annual Expenses                   1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                           Total Annual Portfolio
                                                     Management                        Other Expenses      Expenses (after expense
                                                   Fees (after fee                     (after expense       reimbursement and/or
                                                    waivers for        12b-1 Fees/    reimbursement for        fee waivers for
                                                certain Portfolios)   Service Fees   certain Portfolios)      certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund                .61%                N/A             .21%                      .82%
     AIM V.I. International Equity Fund                .73%                N/A             .29%                     1.02%
     AIM V.I. Value Fund                               .61%                N/A             .23%                      .84%
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Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares (1)
     Franklin Small Cap Fund (2)                       .49%              .25%              .28%                     1.02%
     Franklin Large Cap Growth
        Securities Fund (3)                            .75%              .25%              .03%                     1.03%
     Templeton Global Income
        Securities Fund (3)                            .63%              .25%              .09%                      .97%
     Templeton International Securities Fund           .67%              .25%              .20%                     1.12%
     Templeton Growth Securities Fund (3)              .81%              .25%              .06%                     1.12%
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Met Investors Series Trust (Class B) (4)
     J.P. Morgan Enhanced Index Portfolio              .56%              .25%              .09%                      .90%
     J.P. Morgan International Equity Portfolio        .69%              .25%              .36%                     1.30%
     J.P. Morgan Quality Bond Portfolio                .43%              .25%              .17%                      .85%
     J.P. Morgan Select Equity Portfolio               .61%              .25%              .07%                      .93%
     J.P. Morgan Small Cap Stock Portfolio             .85%              .25%              .17%                     1.27%
     Lord Abbett Bond Debenture Portfolio              .60%              .25%              .10%                      .95%
     Lord Abbett Developing Growth Portfolio           .61%              .25%              .34%                     1.20%
     Lord Abbett Growth and Income Portfolio           .59%              .25%              .05%                      .89%
     Lord Abbett Growth Opportunities Portfolio        .0%               .25%              .85%                     1.10%
     Lord Abbett Mid-Cap Value Portfolio               .64%              .25%              .26%                     1.15%
     PIMCO Money Market Portfolio                      .0%               .25%              .50%                      .75%
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Investment Portfolio Expenses, (continued)
(as a percentage of the average daily net assets of an investment portfolio)

(1) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(2) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been 1.06%.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income and J.P. Morgan Enhanced Index Portfolios, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities Portfolio and .50% for the PIMCO Money Market Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.96% for the J.P. Morgan Quality Bond Portfolio, 1.38% for the J.P. Morgan International Equity Portfolio, 1.21% for the Lord Abbett Mid-Cap Value Portfolio, 1.34% for the Lord Abbett Developing Growth Portfolio, 4.30% for the Lord Abbett Growth Opportunities Portfolio and 1.21% for the PIMCO Money Market Portfolio.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

         (a) if you  surrender the contract at the end of each time  period;

         (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                                                              Time Periods

                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation                               (a)  $93.50      (a) $117.26       (a)   $150.48   (a)   $263.22
                                                                   (b)  $23.50      (b) $ 72.26       (b)   $123.48   (b)   $263.22
       AIM V.I. International Equity                               (a)  $95.50      (a) $123.27       (a)   $160.50   (a)   $283.17
                                                                   (b)  $25.50      (b) $ 78.27       (b)   $133.50   (b)   $283.17
       AIM V.I. Value                                              (a)  $93.70      (a) $117.86       (a)   $151.49   (a)   $265.23
                                                                   (b)  $23.70      (b) $ 72.86       (b)   $124.49   (b)   $265.23
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares
       Franklin Small Cap                                          (a)  $95.50      (a) $123.27       (a)   $160.50   (a)   $283.17
                                                                   (b)  $25.50      (b) $ 78.27       (b)   $133.50   (b)   $283.17
       Franklin Large Cap Growth Securities                        (a)  $95.60      (a) $123.57       (a)   $161.00   (a)   $284.15
                                                                   (b)  $25.60      (b) $ 78.57       (b)   $134.00   (b)   $284.15
       Templeton Global Income Securities                          (a)  $95.00      (a) $121.77       (a)   $158.00   (a)   $278.22
                                                                   (b)  $25.00      (b) $ 76.77       (b)   $131.00   (b)   $278.22
       Templeton International Securities                          (a)  $96.50      (a) $126.26       (a)   $165.47   (a)   $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)   $138.47   (b)   $292.98
       Templeton Growth Securities                                 (a)  $96.50      (a) $126.26       (a)   $165.47   (a)   $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)   $138.47   (b)   $292.98
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B)
       J.P. Morgan Enhanced Index                                  (a)  $94.30      (a) $119.67       (a)   $154.50   (a)   $271.25
                                                                   (b)  $24.30      (b) $ 74.67       (b)   $127.50   (b)   $271.25
       J.P. Morgan International Equity                            (a)  $98.30      (a) $131.62       (a)   $174.35   (a)   $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)   $147.35   (b)   $310.37
       J.P. Morgan Quality Bond                                    (a)  $93.80      (a) $118.16       (a)   $151.99   (a)   $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)   $124.99   (b)   $266.24
       J.P.Morgan Select Equity                                    (a)  $94.60      (a) $120.57       (a)   $156.00   (a)   $274.24
                                                                   (b)  $24.60      (b) $ 75.57       (b)   $129.00   (b)   $274.24
       J.P.Morgan Small Cap Stock                                  (a)  $98.00      (a) $130.73       (a)   $172.87   (a)   $307.49
                                                                   (b)  $28.00      (b) $ 85.73       (b)   $145.87   (b)   $307.49
       Lord Abbett Bond Debenture                                  (a)  $94.80      (a) $121.17       (a)   $157.00   (a)   $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)   $130.00   (b)   $276.23
       Lord Abbett Developing Growth                               (a)  $97.30      (a) $128.65       (a)   $169.42   (a)   $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)   $142.42   (b)   $300.75
       Lord Abbett Growth and Income                               (a)  $94.20      (a) $119.37       (a)   $154.00   (a)   $270.25
                                                                   (b)  $24.20      (b) $ 74.37       (b)   $127.00   (b)   $270.25
       Lord Abbett Growth Opportunities                            (a)  $96.30      (a) $125.66       (a)   $164.48   (a)   $291.02
                                                                   (b)  $26.30      (b) $ 80.66       (b)   $137.48   (b)   $291.02
       Lord Abbett Mid-Cap Value                                   (a)  $96.80      (a) $127.16       (a)   $166.95   (a)   $295.90
                                                                   (b)  $26.80      (b) $ 82.16       (b)   $139.95   (b)   $295.90
       PIMCO Money Market                                          (a)  $92.80      (a) $115.15       (a)   $146.95   (a)   $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)   $119.95   (b)   $256.13
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Examples (continued)
Explanation of Fee Table

1. After First MetLife Investors has had a purchase payment for 7 years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First MetLife Investors.

2. First MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First MetLife Investors will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case First MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 19 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First MetLife Investors. If you select the fixed account, your money will be placed with the other general assets of First MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First MetLife Investors in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."



2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First MetLife Investors has the right to reduce the frequency of payments so that your annuity payments are at least $20.


Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 19 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: First MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with First MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First MetLife  Investors may enter into certain  arrangements  under which it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Templeton Investment Counsel, LLC is the
investment adviser for the Templeton International Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:

   Franklin Small Cap Fund
   Franklin Large Cap Growth Securities Fund
   Templeton Global Income Securities Fund
   Templeton International Securities Fund
   Templeton Growth Securities Fund


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp. (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory Corp. has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   PIMCO Money Market Portfolio


Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First MetLife Investors is instructed otherwise, First MetLife Investors will accept instructions from either you or the other owner. First MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First MetLife Investors fails to use such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. First MetLife Investors tape records all telephone instructions.

Transfers During the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the PIMCO Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the PIMCO Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. First MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 to 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and the Automatic Rebalancing Program at the same time. First MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Voting Rights

First MetLife Investors is the legal owner of the investment portfolio shares. However, First MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should First MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, First MetLife Investors makes a deduction for its insurance charges. First MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First MetLife Investors will bear the loss. First MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First MetLife Investors keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:

                  Years Since
                    Payment               Charge

                       1                   7%
                       2                   6%
                       3                   5%
                       4                   4%
                       5                   3%
                       6                   2%
                       7                   1%
                       8+                  0%

The revised Withdrawal Charge schedule shown above is effective as of May 1, 2000 for all contracts, including existing contracts.

After First MetLife Investors has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.


Income Taxes

First MetLife Investors will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, it is not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



6.   TAXES

NOTE: First MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract. If you purchase the contract under an IRA, your contract is referred to as a qualified contract.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5)  paid for certain allowable medical expenses (as defined in the Code);

(6)  paid on account of an IRS levy upon the qualified contract;

(7)  paid from an IRA for medical insurance (as defined in the Code);

(8)  paid from an IRA for qualified higher education expenses; or

(9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.


Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

Income taxes and tax penalties may apply to any withdrawal you make.


Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First MetLife Investors does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

First MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

First MetLife Investors periodically advertises performance of the various investment portfolios. First MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First MetLife Investors receives proof of death. If First MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.



10.  OTHER INFORMATION

First MetLife Investors

First MetLife Investors Insurance Company (First MetLife Investors) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.


The Separate Account

First MetLife Investors has established a separate account, First MetLife Investors Variable Annuity Account One (formerly, First Cova Variable Annuity Account One) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First MetLife Investors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.


Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor of the contracts.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   contracts.
Broker-dealers will be paid commissions of up to 4.75% of purchase payments with annual trail commissions of .25% to .40% of contract value.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. First MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. First MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The statutory-basis financial statements of First MetLife Investors and the related statutory-basis financial statement schedule and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information

     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                                                   Year or Period
                                                                                   Ended 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period (5/1/00)                                                       $10.00
     End of Period                                                                        8.35
     Number of Accum. Units Outstanding                                                  7,481
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Sub-Account
     Beginning of Period (5/1/00)                                                       $10.00
     End of Period                                                                        7.96
     Number of Accum. Units Outstanding                                                  3,584
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period (5/1/00)                                                       $10.00
     End of Period                                                                        8.02
     Number of Accum. Units Outstanding                                                  6,101
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Templeton Investment Counsel, LLC is the
investment adviser for the Templeton International Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Franklin Large Cap Growth Securities Fund

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. large-cap growth companies.


Templeton Global Income Securities Fund

Investment Objective and Principal Investments: The Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.


Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.


PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.

Part 1
Average Annual Total Return for the periods ended 12/31/00:



                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                         (reflects insurance
                                                                      charges and                            charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                             Since                                  Since
Portfolio                             in Portfolio             1 yr             inception              1 yr             inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation                    5/1/00                    N/A             -23.65%                  N/A            -16.55%
   AIM V.I. International
      Equity                          5/1/00                    N/A             -27.53%                  N/A            -20.43%
   AIM V.I. Value                     5/1/00                    N/A             -26.89%                  N/A            -19.79%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)

Part 1
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                         (reflects insurance
                                                                      charges and                            charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                             Since                                  Since
Portfolio                             in Portfolio             1 yr             inception              1 yr             inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares
   Templeton International
      Securities (1) (2) (3)          5/3/00                    N/A              -5.02%                  N/A              2.08%
------------------------------------------------------------------------------------------------------------------------------------



(1)  For the Templeton  International  Securities Fund, performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     International Fund.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.

(3) Because Class 2 shares were not offered until 5/1/97, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

APPENDIX C
PERFORMANCE INFORMATION (continued)

Part 1
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                       (reflects insurance
                                                                      charges and                            charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                             Since                                  Since
Portfolio                             in Portfolio             1 yr             inception              1 yr             inception
------------------------------------------------------------------------------------------------------------------------------------
MetInvestors Series Trust (Class B) (1) (2)
   J.P. Morgan Select Equity          3/11/97               -13.26%               9.07%               -7.76%              9.89%
   J.P. Morgan Small
      Cap Stock                       3/17/97               -17.48%               9.18%              -11.98%             10.00%
   J.P. Morgan International
      Equity                          3/11/97               -23.60%               3.79%              -18.10%              4.72%
   J.P. Morgan Quality Bond           5/15/97                 4.09%               4.30%                9.59%              5.29%
   J.P. Morgan Enhanced
      Index                           3/11/97               -18.52%              11.84%              -13.02%             12.60%
   Lord Abbett Bond
      Debenture                       5/15/97                -6.34%               3.05%               -0.84%              4.06%
   Lord Abbett Mid-Cap Value          3/4/98                 44.92%              13.35%               50.42%             14.72%
   Lord Abbett Developing
      Growth                          11/23/98              -25.65%               3.77%              -20.15%              5.94%
   Lord Abbett Growth
      and Income (3)                   3/11/97                 7.29%              13.06%               12.79%             13.81%
------------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares, performance information shown is the performance of the shares of the portfolio's
     Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from March 11, 1997 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

APPENDIX C
PERFORMANCE INFORMATION (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which took effect on May 1, 2000.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Part 2
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                              (reflects all            (reflects insurance
                                               Fund Performance                 charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation        5/5/93         -10.91%    15.45%    17.37%   -17.39%    13.64%   15.74%    -11.89%    13.93%    15.80%
   AIM V.I. International
      Equity              5/5/93         -26.40%    11.09%    11.62%   -32.72%     9.29%   10.05%    -27.22%     9.62%    10.12%
   AIM V.I. Value         5/5/93         -14.65%    15.87%    17.33%   -21.09%    14.06%   15.70%    -15.59%    14.34%    15.76%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)

Part 2
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all             (reflects insurance
                                               Fund Performance                 charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                              Portfolio                     10 yrs or                     10 yrs or                      10 yrs or
                              Inception                     since                         since                          since
Portfolio                     Date        1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares
   Templeton Global Income
      Securities (2) (3)      1/24/89      4.14%    3.31%      5.29%     -2.80%    1.44%    3.75%      2.70%     1.87%     3.83%
   Templeton International
      Securities (1) (2) (3)  5/1/92      -2.38%   13.11%     13.06%     -9.23%   11.24%   11.46%     -3.73%    11.55%    11.50%
   Templeton Growth
      Securities (2) (3)      3/15/94      1.47%   12.96%     11.83%     -5.44%   11.09%   10.14%      0.06%    11.41%    10.29%
   Franklin Small
      Cap (2) (3)             11/1/95    -14.76%   20.23%     20.04%    -21.47%   18.32%   18.26%    -15.97%    18.57%    18.40%
   Franklin Large
      Cap Growth
      Securities (2) (3)      4/30/96      5.46%      N/A     18.81%     -1.50%      N/A   16.81%      4.00%      N/A     17.19%
------------------------------------------------------------------------------------------------------------------------------------


(1)  For the Templeton  International  Securities Fund, performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     International Fund.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.

(3) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton International Securities Fund), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

APPENDIX C
PERFORMANCE INFORMATION (continued)

Part 2
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                               Fund Performance                 charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                              Portfolio                     10 yrs or                     10 yrs or                      10 yrs or
                              Inception                     since                         since                          since
Portfolio                     Date        1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series
Trust (Class B) (1) (2)
   J.P. Morgan
      Enhanced Index          5/1/96    -11.76%       N/A     16.88%    -18.52%     N/A    14.86%    -13.02%     N/A      15.26%
   J.P. Morgan International
      Equity                  5/1/96    -16.94%       N/A      7.24%    -23.60%     N/A     5.30%    -18.10%     N/A       5.83%
   J.P. Morgan
      Quality Bond            5/1/96     11.17%       N/A      6.71%      4.09%     N/A     4.66%      9.59%     N/A       5.23%
   J.P. Morgan
      Select Equity           5/1/96     -6.39%       N/A     13.12%    -13.26%     N/A    11.11%     -7.76%     N/A      11.56%
   J.P. Morgan Small
      Cap Stock               5/1/96    -10.76%       N/A     10.41%    -17.48%     N/A     8.26%    -11.98%     N/A       8.76%
   Lord Abbett
      Bond Debenture          5/1/96      0.61%       N/A      7.94%     -6.34%     N/A     5.94%     -0.84%     N/A       6.48%
   Lord Abbett Developing
      Growth                  8/20/97   -19.11%       N/A      5.52%    -25.65%     N/A     2.97%    -20.15%     N/A       4.08%
   Lord Abbett Growth
      and Income (3)          12/11/89   14.32%    17.27%     17.31%      7.29%   15.36%   15.60%     12.79%   15.64%     15.65%
   Lord Abbett Mid-Cap
      Value                   8/20/97    52.52%       N/A     17.05%     44.92%     N/A    14.57%     50.42%     N/A      15.46%
------------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares, performance information shown is the performance of the shares of the portfolio's
     Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.





- ------------------------------
- ------------------------------
- ------------------------------



                         First MetLife Investors Insurance Company
                         Attn: Variable Products
                         P.O. Box 10366
                         Des Moines, IA  50306-0366



Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by First MetLife Investors.


               (Please print or type and fill in all information)




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Name




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City                               State                    Zip Code


CNY-4451 (5/01)                                                   SAIPC-501BNY


                                    [back cover]



                              MetLife Investors(R)

                  First MetLife Investors Insurance Company



                         Marketing and Executive Office
                            610 Newport Center Drive
                                  Suite 1400
                            Newport Beach, CA  92660
                                  800-989-3752




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CNY-4450 (5/01)                                              PROS-501BNY (5/01)